                                                             OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2013
                                                     Estimated average burden
                                                     hours per response.....
                                                     5.6

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-09585

                       Pioneer Research Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
	Pioneer Research Fund
	Schedule of Investments 3/31/2012 (unaudited)

Shares		Value
	COMMON STOCKS - 98.7%
	Energy - 11.0%
	Oil & Gas Drilling - 0.4%
4,100	Ensco Plc (A.D.R.)	$217,013
	Oil & Gas Equipment & Services - 0.7%
4,911	National Oilwell Varco, Inc.	$390,277
	Integrated Oil & Gas - 7.5%
10,782	Chevron Corp.	$1,156,262
22,544	Exxon Mobil Corp.	1,955,241
8,318	Occidental Petroleum Corp.	792,123
10,600	QEP Resources, Inc.	323,300
		$4,226,926
	Oil & Gas Exploration & Production - 2.4%
5,900	Anadarko Petroleum Corp.	$462,206
6,153	Apache Corp.	618,007
9,869	Southwestern Energy Co. *	301,991
		$1,382,204
	Total Energy	$6,216,420
	Materials - 3.2%
	Fertilizers & Agricultural Chemicals - 0.9%
8,758	The Mosaic Co.	$484,230
	Specialty Chemicals - 1.5%
7,500	Celanese Corp.	$346,350
8,185	Ecolab, Inc.	505,178
		$851,528
	Diversified Metals & Mining - 0.8%
11,572	Freeport-McMoRan Copper & Gold, Inc.	$440,199
	Total Materials	$1,775,957
	Capital Goods - 8.7%
	Aerospace & Defense - 1.8%
12,459	United Technologies Corp.	$1,033,349
	Construction & Engineering - 1.1%
17,209	KBR, Inc.	$611,780
	Industrial Conglomerates - 2.1%
12,922	3M Co.	$1,152,772
	Construction & Farm Machinery & Heavy Trucks - 1.5%
5,000	Cummins, Inc.	$600,200
18,700	The Manitowoc Co, Inc.	259,182
		$859,382
	Industrial Machinery - 2.2%
7,072	Crane Co.	$342,992
7,300	Ingersoll-Rand Plc	301,855
7,793	SPX Corp.	604,191
		$1,249,038
	Total Capital Goods	$4,906,321
	Transportation - 1.9%
	Air Freight & Logistics - 1.0%
7,340	United Parcel Service, Inc. (Class B)	$592,485
	Railroads - 0.9%
4,613	Union Pacific Corp.	$495,805
	Total Transportation	$1,088,290
	Consumer Services - 4.2%
	Hotels, Resorts & Cruise Lines - 0.6%
8,067	Marriott International, Inc.	$305,336
	Restaurants - 3.6%
1,570	Chipotle Mexican Grill, Inc. *	$656,260
6,781	McDonald's Corp.	665,216
12,868	Starbucks Corp.	719,193
		$2,040,669
	Total Consumer Services	$2,346,005
	Media - 4.0%
	Broadcasting - 1.0%
16,691	CBS Corp. (Class B)	$565,992
	Cable & Satellite - 1.6%
29,522	Comcast Corp.	$885,955
	Movies & Entertainment - 1.4%
18,800	The Walt Disney Co.	$823,064
	Total Media	$2,275,011
	Retailing - 2.6%
	Internet Retail - 0.5%
1,312	Amazon.com, Inc. *	$265,693
	Department Stores - 0.4%
6,359	Macy's, Inc.	$252,643
	General Merchandise Stores - 0.6%
5,328	Family Dollar Stores, Inc.	$337,156
	Home Improvement Retail - 1.1%
11,800	The Home Depot, Inc.	$593,658
	Total Retailing	$1,449,150
	Food & Staples Retailing - 2.3%
	Drug Retail - 1.1%
14,388	CVS Caremark Corp.	$644,582
	Food Retail - 1.2%
8,100	Whole Foods Market, Inc.	$673,920
	Total Food & Staples Retailing	$1,318,502
	Food, Beverage & Tobacco - 6.3%
	Distillers & Vintners - 0.8%
19,684	Constellation Brands, Inc. *	$464,346
	Soft Drinks - 2.0%
7,600	Fomento Economico Mexicano SAB de CV (A.D.R.)	$625,252
8,174	Monster Beverage Corp. *	507,524
		$1,132,776
	Packaged Foods & Meats - 1.5%
168	Annie's, Inc. *	$5,853
13,043	Campbell Soup Co.	441,506
6,574	The Hershey Co.	403,183
		$850,542
	Tobacco - 2.0%
12,450	Philip Morris International, Inc.	$1,103,194
	Total Food, Beverage & Tobacco	$3,550,858
	Household & Personal Products - 2.5%
	Household Products - 1.8%
8,607	Church & Dwight Co, Inc.	$423,378
5,900	Colgate-Palmolive Co.	576,902
		$1,000,280
	Personal Products - 0.7%
6,842	The Estee Lauder Companies, Inc.	$423,793
	Total Household & Personal Products	$1,424,073
	Health Care Equipment & Services - 3.4%
	Health Care Equipment - 1.1%
5,651	Baxter International, Inc.	$337,817
5,658	Covidien Plc	309,379
		$647,196
	Health Care Distributors - 0.4%
4,772	Cardinal Health, Inc.	$205,721
	Health Care Services - 1.0%
2,427	DaVita, Inc. *	$218,843
4,747	Medco Health Solutions, Inc. *	333,714
		$552,557
	Managed Health Care - 0.9%
5,411	Aetna, Inc.	$271,416
2,700	Humana, Inc.	249,696
		$521,112
	Total Health Care Equipment & Services	$1,926,586
	Pharmaceuticals, Biotechnology & Life Sciences - 8.2%
	Biotechnology - 2.4%
2,092	Alexion Pharmaceuticals, Inc. *	$194,263
4,200	Celgene Corp. *	325,584
7,100	Gilead Sciences, Inc. *	346,835
5,630	Incyte Corp, Ltd. *	108,659
8,505	Vertex Pharmaceuticals, Inc. *	348,790
		$1,324,131
	Pharmaceuticals - 5.4%
4,630	Allergan, Inc.	$441,841
23,451	Merck & Co, Inc.	900,518
43,559	Pfizer, Inc.	987,047
7,595	Teva Pharmaceutical Industries, Ltd. (A.D.R.)	342,231
5,440	Watson Pharmaceuticals, Inc. *	364,806
		$3,036,443
	Life Sciences Tools & Services - 0.4%
5,400	Agilent Technologies, Inc. *	$240,354
	Total Pharmaceuticals, Biotechnology & Life Sciences	$4,600,928
	Banks - 3.9%
	Diversified Banks - 1.8%
30,156	Wells Fargo & Co.	$1,029,526
	Regional Banks - 2.1%
11,887	PNC Financial Services Group, Inc.	$766,593
16,300	SunTrust Banks, Inc.	393,971
		$1,160,564
	Total Banks	$2,190,090
	Diversified Financials - 6.4%
	Other Diversified Financial Services - 3.3%
20,600	Citigroup, Inc.	$752,930
23,504	JPMorgan Chase & Co.	1,080,714
		$1,833,644
	Consumer Finance - 2.1%
10,961	Capital One Financial Corp.	$610,966
16,830	Discover Financial Services	561,112
		$1,172,078
	Asset Management & Custody Banks - 0.6%
13,000	Invesco, Ltd.	$346,710
	Investment Banking & Brokerage - 0.4%
22,600	E*Trade Financial Corp. *	$247,470
	Total Diversified Financials	$3,599,902
	Insurance - 3.9%
	Life & Health Insurance - 2.2%
7,668	Aflac, Inc.	$352,651
8,070	Prudential Financial, Inc.	511,557
14,134	Unum Group	346,000
		$1,210,208
	Property & Casualty Insurance - 1.7%
7,908	ACE, Ltd.	$578,866
12,141	The Allstate Corp.	399,682
		$978,548
	Total Insurance	$2,188,756
	Real Estate - 0.3%
	Residential REIT's - 0.3%
4,200	American Campus Communities, Inc.	$187,824
	Total Real Estate	$187,824
	Software & Services - 9.9%
	Internet Software & Services - 2.8%
1,960	Google, Inc. *	$1,256,830
21,586	Yahoo!, Inc. *	328,539
		$1,585,369
	Application Software - 1.7%
4,016	Citrix Systems, Inc. *	$316,903
23,201	Compuware Corp. *	213,217
15,545	Nuance Communications, Inc. *	397,641
		$927,761
	Systems Software - 5.4%
51,555	Microsoft Corp.	$1,662,649
34,076	Oracle Corp.	993,656
12,227	Rovi Corp. *	397,989
		$3,054,294
	Total Software & Services	$5,567,424
	Technology Hardware & Equipment - 8.5%
	Communications Equipment - 2.1%
4,700	Acme Packet, Inc. *	$129,344
11,700	Juniper Networks, Inc. *	267,696
11,059	QUALCOMM, Inc.	752,233
		$1,149,273
	Computer Hardware - 6.1%
4,946	Apple, Inc. *	$2,964,982
19,230	Hewlett-Packard Co.	458,251
		$3,423,233
	Technology Distributors - 0.3%
4,351	Arrow Electronics, Inc. *	$182,611
	Total Technology Hardware & Equipment	$4,755,117
	Semiconductors & Semiconductor Equipment - 1.7%
	Semiconductor Equipment - 0.7%
8,445	ASML Holding NV (A.D.R.)	$423,432
	Semiconductors - 1.0%
10,400	Analog Devices, Inc.	$420,160
3,366	Xilinx, Inc.	122,623
		$542,783
	Total Semiconductors & Semiconductor Equipment	$966,215
	Telecommunication Services - 2.7%
	Integrated Telecommunication Services - 2.7%
18,131	CenturyLink, Inc.	$700,763
17,386	Verizon Communications, Inc.	664,667
14,834	Windstream Corp.	173,706
		$1,539,136
	Total Telecommunication Services	$1,539,136
	Utilities - 3.1%
	Electric Utilities - 1.8%
19,144	American Electric Power Co, Inc.	$738,576
9,544	PPL Corp.	269,713
		$1,008,289
	Multi-Utilities - 1.3%
22,014	Ameren Corp.	$717,216
	Total Utilities	$1,725,505
	TOTAL COMMON STOCKS
	(Cost $42,382,610)	$55,598,070
Principal Amount ($)
	TEMPORARY CASH INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
285,000	Deutsche Bank AG, 0.05%, dated 3/30/12, repurchase price of $285,000
	plus accrued interest on 4/2/12 collateralized by the following:
	$32,497 U.S. Treasury Bill, 0.0%, 4/5/12-3/7/13
	$26,733 U.S. Treasury Bond, 3.125-10.625%, 8/15/15-2/15/42
	$77,146 U.S. Treasury Notes, 0.25-4.875%, 6/15/12-2/15/22
	$154,426 U.S. Treasury Strip, 0.0-2.0%, 4/15/12-2/15/42	$285,000

	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $285,000)	$285,000

	TOTAL INVESTMENT IN SECURITIES - 99.2%	$55,883,070
	(Cost $42,667,610) (a)
	OTHER ASSETS & LIABILITIES - 0.8%	$423,059
	TOTAL NET ASSETS - 100.0%	$56,306,129

*	Non-income producing security.

(A.D.R.)	American Depositary Receipts.

REIT	Real Estate Investment Trust

(a)	At March 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $43,448,167 was as follows:

	Aggregate gross unrealized gain for all investments in which
	there is an excess of value over tax cost	$14,332,389

	Aggregate gross unrealized loss for all investments in which
	there is an excess of tax cost over value	(1,897,486)

	Net unrealized gain	$12,434,903

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities using fair value methods are categorized as Level 3. See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 55,598,070	$ -	$ -	$ 55,598,070
Repurchase Agreements	-	285,000	-	285,000
Total	$ 55,598,070	$ 285,000	$ -	$ 55,883,070

ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Research Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date March 30, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date March 30, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date March 30, 2012 * Print the name and title of each signing officer under his or her signature.